Auditors' remuneration (Tables)	12 Months Ended
Dec. 31, 2018
Additional information [abstract]
Schedule of auditors' remuneration

		2018	2017	2016
	Footnotes	$m	$m	$m
Audit fees payable to PwC	1	86.6	84.8	65.7
Other audit fees payable		0.9	1.2	1.6
Year ended 31 Dec		87.5	86.0	67.3

Fees payable by HSBC to PwC[6]
		2018	2017	2016
	Footnotes	$m	$m	$m
Fees for HSBC Holdings’ statutory audit	2	16.4	15.1	14.0
Fees for other services provided to HSBC		103.1	114.6	97.1
– audit of HSBC’s subsidiaries	3	70.2	69.7	51.7
– audit-related assurance services	4	11.4	10.8	17.8
– other assurance services	5	13.5	25.2	14.9
– taxation compliance services		1.4	1.2	1.9
– taxation advisory services		0.1	—	0.4
– other non-audit services	5	6.5	7.7	10.4
Year ended 31 Dec		119.5	129.7	111.1

Schedule of fees payable by HSBC's associated pension schemes to PwC

Fees payable by HSBC’s associated pension schemes to PwC
	2018	2017	2016
	$000	$000	$000
Audit of HSBC’s associated pension schemes	172	260	208
Audit-related assurance services	—	4	4
Year ended 31 Dec	172	264	212

1	The 2016 audit fees payable amount includes $4.2m related to the prior year audit in respect of overruns.

2
Fees payable to PwC for the statutory audit of the consolidated financial statements of HSBC and the separate financial statements of HSBC Holdings. They include amounts payable for services relating to the consolidation returns of HSBC Holdings’ subsidiaries, which are clearly identifiable as being in support of the Group audit opinion.

3
Fees payable for the statutory audit of the financial statements of HSBC’s subsidiaries, including the 2017 and 2016 changes in scope and additional procedures performed due to the technology systems and data access controls matter as described on page 252.

4
Including services for assurance and other services that relate to statutory and regulatory filings, including comfort letters and interim reviews and work performed related to the implementation of IFRS 9.

5	Including other permitted services relating to advisory, corporate finance transactions, etc.

6	The 2017 and 2016 comparative data has been re-presented to align to the current year presentation of fees payable. The totals remain unchanged for both 2017 and 2016